Debt - Summary of Outstanding Debt (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Convertible notes	$ 16.8	$ 16.8
Two Thousand And Twenty Notes [Member]
Debt Instrument [Line Items]
Interest Payable	0.6	$ 1.4
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Convertible notes	16.8
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Two Thousand And Twenty Notes [Member]
Debt Instrument [Line Items]
Interest Payable	$ 1.4